Inventory - Schedule of Inventory (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Vineyard in process	$ 172,922	$ 232,436	$ 349,458
Wine in process	738,496	747,862	865,762
Finished wine	67,980	11,003	63,964
Other	37,726	42,594	109,482
Total	$ 1,222,136	$ 1,033,895	$ 1,388,666